August 26, 2008

Ms. Valerie J. Lithotomos
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Calvert SAGE Fund 333-152031 and 811-22212

Dear Ms. Lithotomos:

I am writing in response to your written comments dated July 29, 2008 concerning the Form N-1A filed to register shares of the Calvert Global Water Fund. The preliminary Prospectuses (for Classes A and C, Class I and Class Y) have been revised to incorporate your comments, as marked. Calvert's corresponding formal response to your comments are provided below, in bold:

  Please explain the reference to "Calvert Solutions Fund." Also, please disclose why the word "SAGE" is used in the name of the Fund, i.e., is it an acronym or is there any relevance to its use?

  Calvert response: The new registered investment company is the Calvert SAGE Fund, and the acronym stands for "Sustainability Achieved through Greater Engagement." The reference to "Solutions" connotes the Solutions strategy to be employed by this specific Fund as part of an emerging Calvert branding effort.

  Pursuant to Rule 35d-1 under the Investment Company Act of 1940, please include disclosure regarding how the Series intends to address the use of the word "Global" in the Fund's name.

  Calvert response: Per the Rule 35d-1, the inclusion of the word "Global" in the Fund name will allow the Fund to invest its assets in investments that are tied economically to a number of countries throughout the world, consistent with the disclosure on page 3 of the prospectus1 for instance, in stating that "... the Fund will invest in several countries in different geographic regions."

  Please explain how the Series' definition of a non-U.S. company, which proposes to rely upon where a company is organized or where its shares are principally traded, adequately ties the company economically to a particular country or region, for purposes of Section 35(d) and Rule 35d-1. Also, please disclose what is meant by "involved" in water related services or technologies.

  __________________________

  1   Please note that all references to specific pages of the Fund prospectus is referring to the pagination in the joint Class A and Class C prospectus.

  Calvert response: "The Fund defines a non-U.S. company, as a company: (1) whose principal place of business is located outside the U.S.; (2) which derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.; or (3) which is organized under the laws of a non-U.S. country and has its securities principally traded on a non-U.S. exchange" per page 3 of the prospectus. This definition is, in fact, based on the premise under Rule 35d-1 and the initial provisions of the rule proposal that would have required investment companies to invest in securities that met one of three criteria specified in the rule, those being that "the investment would have to have been in: (i) securities of issuers that are organized under the laws of the country or of a country within the geographic region suggested by the company's name or that maintain their principal place of business in that country or region; (ii) securities that are traded principally in the country or region suggested by the company's name; or (iii) securities of issuers that, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the company's name or that have at least 50% of their assets in that country or region."

  With reference to the meaning of "involved in the water-related services or technologies" the prospectus discloses on page 3 that "a company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: Palisades (Global) Water Index, S&P Global Water Index, ISE Water IndexTM and Janney Water IndexSM."

  Please advise the staff whether the companies included in the water indices meet the 50% test, and if not, what percentage they derive from water.

  Calvert response: TBD

  Please disclose whether the securities convertible into common stock are debt. Also, with respect to debt securities, please disclose the credit quality.

  Calvert response: The only securities envisioned to be held by the Fund that convert to common stock will be convertible preferred stock, and common stock rights and warrants. It is not anticipated that the portfolio will contain debt securities, except that possible investments could be made in debt securities through the Special Equities program, with such investments limited to 1% of the Fund's portfolio, as disclosed on page 19 of the prospectus.

  With this clarification, the preliminary prospectus disclosure has been revised to delete any reference to "debt securities."

  Please disclose whether the water indices are in the U.S. or global emerging sector.

  Calvert response: The water indices referenced in the prospectus are in the Global All-Cap sector.

  Please define "Advisor" and "Subadvisor" prior to using those terms. Also, please clarify references to Calvert - are you referring to the Fund or to Calvert Asset Management Company?

  Calvert response: The terms "Advisor" and "Subadvisor" have been defined upon their first mention (on pages 4 and 10, respectively, in the prospectus). "Calvert" refers to the investment adviser, Calvert Asset Management Company, Inc., while the actual Fund is referred to by its full name or as "the Fund" as is evidenced on page 3 of the prospectus.

  Please disclose what is meant by a wide range of companies and "other enterprises," and explain how the investment may reinforce "progress that may be underway."

  Calvert response: Reference to "other enterprises" refers investments made through the Special Equities program in privately held companies.

  Under the "Solutions" strategy, the Fund's will selectively invest in companies that product products and services geared toward solving some of the most pressing environmental and social challenges. Further, as discussed on page 4 of the prospectus, "Engagement will encourage selected companies in the Fund's portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway," meaning that Calvert will engage with these companies from the inside to advocate for greater progress on vital environmental and social concerns, thereby working to reinforce a company's sustainability.

  Please clarify how the Subadvisor decides the companies, including those in water indices, in which to invest. Also, please disclose the expected rate of active trading turnover.

  Calvert response: The Subadvisor's process is disciplined but KBC is quick to point out that they feel there are significant details to be aware of when comparing their process to a typical, fundamental process. The first is, because they do not tailor the fund to match against a specific benchmark, the risk controls of sector, industry, country or region are not applied. The process does include risk controls but they are based on their "internal benchmark" or "internal neutral position" (to be described later). The second is that because this is a relatively new investment theme, the process can change to take advantage of changes in the industry (more flexible than a typical industry-focused fund) but these changes would most likely by limited to expansion/contraction of the universe from new industries developing or existing ones fading, the top-down approach for universe selection and the initial industry allocations.

  The annual turnover for the Fund is projected at 25%.

  Please clarify that the Series will invest in companies included in the water indices, versus in "stock markets."

  Calvert response: This is to confirm that the Fund intends to invest in companies active in the water-related resource sector, most of which will be included in the listed water indices.

  Given that they are not disclosed in the Principal Investment Strategies section, please disclose why the principal risks include investments in warrants, convertible securities, and leveraged transactions.

  Calvert response: These above-enumerated strategies are not principal and thus, have been removed from the disclosure on page 8 of the prospectus.

  Please expand the risk discussion to include, if appropriate, the debt quality of investments. Also, if applicable, state the lowest permissible investment grade of an investment and any associated risks.

  Calvert response: Per the response to #5 above, the Fund does not intend to invest in debt securities.

  Please confirm to the staff that the Series may not invest in other investment companies, or the estimated expense ratio for such investments is one basis point or less, and thus, there is no line item in the fee table to reflect any acquired fund expenses and fees.

  Calvert response: This is to confirm that the Fund does not intend to invest in other investment companies.

  Please remove the note following the line item titled Redemption Fee -- footnote 3 already contains the information.

  Calvert response: This duplicative text has been removed from page 9 of the prospectus.

  Please advise the staff why the "Other Expenses" are so different, given the 12b-1 fees.

  Calvert response: The "Other Expenses" differ amongst the classes due to the different projected levels of assets for the respective classes.

  Please disclose that "Other Expenses" in the fee table is the gross amount or the amount before any expense offset.

  Calvert response: This is to confirm that "Other Expenses" in the fee table reflect the total expenses (which by definition are "gross"), before the application of any expense offset.

  Please confirm to the staff that "material" in the context of earned credits means less than one basis point.

  Calvert response: This is to confirm that the statement on page 10 of the prospectus that "It is not anticipated that a material amount of credits will be earned in the fiscal year," translates to earned credits of less than 5% of gross expenses. Materiality in terms of Fund expenses is generally defined as 5% or more of gross Fund expenses.

  Given that a charge of $5 may be imposed on wire transfers of less than $1,000, please add this disclosure to a footnote to the fee table.

  Calvert response: Calvert respectfully argues that the possible imposition of a $5 wire fee should not be included in the fee table as the fee table shows operating expenses of the Fund, and a wire transfer fee (which is solely subject to shareholder discretion in determining whether to initiate a wire transfer) is outside of the expenses assessed the Fund.

  Given that they are not used in the "Key to Table," please remove the Keys titled "8" and "NA," or explain why they are necessary. Also, please disclose whether the percentage limits are self imposed limitations.

  Calvert response: As discussed under #20 below, "NA" is now used with respect to the discussion about "Below-investment grade bonds" and "Mortgage-backed securities" on page 14 of the prospectus. The excess reference to "Not permitted" has been removed from page 12 of the prospectus. Further, this is to confirm that the percentage limits are internal, self-imposed limitations.

  Please confirm that "junk" bonds and mortgage-backed securities are discussed in the SAI.

  Calvert response: This is to confirm that neither "junk" bonds nor mortgage backed securities are principal investment strategies for the Fund, and have been identified in the Key to Table as "NA" (which is not apparent in the attached Word version, but will appear in the final graphic). Accordingly there is no discussion of either strategy in the SAI.

  Please clarify that the risks listed in the "Glossary of Certain Investment Risks" are risks of investing in the Series.

  Calvert response: This is to confirm that those risks listed in the "Glossary of Certain Investment Risks" correspond with the risks associated with the various principal strategies to be used in managing the Fund.

  Please disclose under what circumstances a purchase made through a Registered Investment Advisor will not incur sales charges.

  Calvert response: As is disclosed on page 26 of the prospectus, all purchases made through a Registered Investment Advisor will not incur sales charges.

  Please inform the staff in your response letter the basis of the research agreements between the Series and Consultants. Also, please describe the material terms of the agreements.

Calvert response: As with other Calvert Funds that offer the Special Equities program (such as the Calvert Global Alternative Energy Fund), the Fund intends to retain two independent consultants to provide investment research and other research-related services in connection with the Special Equities program. As the prospectus indicates, it is the Special Equities Committee, a committee of the Fund's Board of Directors that identifies, evaluates and selects Special Equities investments. The Fund's Board has retained investment discretion over the Special Equities investments due to their unique nature and in order to benefit from the interest and expertise of various Board members in this area. The research agreements document this arrangement with the consultants.

For your reference, I attach the form of Research Agreement that has been entered into between the other Calvert Funds that offer the program and the two consultants, and which will be entered into upon the future launch of the Special Equities program for this Fund.

In closing, the Fund hereby requests acceleration of the effective date of this registration statement to occur on September 30, 2008 and related hereto, I hereby acknowledge that:

  the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;
  should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
  the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

I trust that you will find that these revisions address your comments. Should you have any questions, please contact me at 301-951-4858.

Very truly yours,

/s/ Ivy Wafford Duke

Ivy Wafford Duke
Assistant Vice President and
Associate General Counsel